PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 3,506	$ 3,058
Less: Accumulated depreciation	(1,521)	(338)
Property and equipment, net	1,985	2,720
Depreciation expense	1,200	300
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,492	1,479
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Property, Plant and Equipment, Gross	$ 1,215	893
Capitalized website development
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 577	548
Capitalized website development | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Capitalized website development | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Property, Plant and Equipment, Gross	$ 222	$ 138